Common Units, Preferred Units, Preferred Stock and Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Common Units, Preferred Units, Preferred Stock and Common Stock
Note 10.	Common Units, Preferred Units, Preferred Stock and Common Stock

Common Units

At December 31, 2012, the Company had 10,000,000 common units issued and outstanding.

Net income (loss) was allocated to each common unitholder in proportion to the units held by each common unitholder relative to the total units outstanding. The common unitholders shared the Company’s positive cash flow, to the extent available, which was distributed annually and allocated among the common unitholders in proportion to the units held by each common unitholder relative to the total units outstanding. Common unitholders were entitled to one vote per unit on all matters.

On January 1, 2013, in connection with the Reorganization of the Company (Note 1), common units in the former limited liability company were exchanged for 5,800,000 shares of common stock.

Preferred Units and Preferred Stock

On December 30, 2011, the Company entered into a debt conversion agreement with the majority member of the former limited liability company to convert $18,984 of unpaid principal and interest on a demand note payable to member into redeemable preferred units of the Company in full satisfaction of the indebtedness. Accordingly, 18,983,602 in redeemable preferred units were issued at a conversion price of $1.00 per share.

The preferred units were non-voting limited liability company membership interests, and permitted the majority member (unitholder) to receive cumulative dividends at the annual rate of 8.0% per unit prior to, and in preference to, any declaration or payment of any dividend on the Company’s common units. Dividends on the preferred units accumulated and were payable irrespective of whether the Company had earnings, whether there were funds legally available for the payment of such dividends, and whether dividends were declared.

The Company had the option to redeem all or any number of the preferred units at any time upon written notice and payment to the unitholder of $1.00 plus all accrued but unpaid dividends for each unit being redeemed. The unitholder had the option to convert all or any number of preferred units to common units at the conversion rate of 9.5 preferred units for 1.0 common unit. Preferred units were designed to automatically convert to 1,998,275 common units upon the closing of any initial public offering in which the gross proceeds of the offering exceeded $50,000 provided that the unitholder elected to retain such units. The Company analyzed the conversion feature under the applicable FASB guidance for accounting for derivatives and concluded that the conversion feature did not require separate accounting under such FASB guidance.

Because the unitholder was also the majority member of the Company at December 31, 2011, he had the ability to redeem the preferred units at his option, thus giving the units characteristics of a liability rather than equity. Accordingly, the Company’s preferred units were classified as a liability in the Company’s consolidated balance sheet at December 31, 2011. At December 31, 2011, the unitholder had committed to not exercise his redemption rights through January 1, 2013.

In February 2012, the redemption feature on the preferred units was removed by an amendment to the preferred unit agreement. As a result, the preferred units were reclassified at fair value ($18,984) from a liability to equity in the condensed consolidated balance sheets.

In May 2012, the unitholder sold 6,000,000 preferred units to two separate unrelated parties for $1.00 per unit.

On January 1, 2013, in connection with the Reorganization of the Company (Note 1), all of the preferred units in the former limited liability company were exchanged for 18,983,602 shares of preferred stock.

On February 12, 2013, immediately prior to the closing of the initial public offering of the Company (Note 1), shares of preferred stock were converted into shares of common stock at a 9.5 to 1.0 basis (1,998,275 shares). Following the conversion, there are no issued or outstanding shares of preferred stock in the Company. Following the closing of the initial public offering of the Company on February 12, 2013, there are 50,000,000 shares of preferred stock authorized at a par value of $0.01 per share.

Common Stock

Following the closing of the initial public offering of the Company on February 12, 2013, there are 200,000,000 shares of common stock authorized at a par value of $0.01 per share and 13,281,608 shares issued and outstanding.

The following table summarizes common stock activity:

Common Stock (number of shares)
Balance at December 31, 2012	—
Conversion of common units of The Ex One Company, LLC to common stock of The ExOne Company	5,800,000
Conversion of preferred stock to common stock immediately prior to closing of the initial public offering of The ExOne Company	1,998,275
Initial public offering of The ExOne Company	5,483,333

Balance at June 30, 2013	13,281,608

Note 11. Common and Preferred Units

Common units

At December 31, 2012 and 2011, the Company had 10,000,000 common units issued and outstanding.

Net income (loss) is allocated to each common unitholder in proportion to the units held by each common unitholder relative to the total units outstanding. The common unitholders share the Company’s positive cash flow, to the extent available, which is distributed annually and allocated among the common unitholders in proportion to the units held by each common unitholder relative to the total units outstanding. Common unitholders are entitled to one vote per unit on all matters.

On January 1, 2013, in connection with the reorganization of the Company (Note 19), 10,000,000 common units in the former limited liability company were exchanged for 5,800,000 shares of common stock.

Preferred units

On December 30, 2011, the Company entered into a debt conversion agreement with the Company’s majority member to convert $18,984 of unpaid principal and interest on the Company’s demand note payable to member (Note 8) into redeemable preferred units of the Company in full satisfaction of the indebtedness. Accordingly, 18,983,602 redeemable preferred units were issued at a conversion price of $1.00 per share.

The preferred units were non-voting limited liability company membership interests, and permitted the majority member (unitholder) to receive cumulative dividends at the annual rate of 8.0% per unit prior to, and in preference to, any declaration or payment of any dividend on the Company’s common units. Dividends on the preferred units accumulated and were payable irrespective of whether the Company had earnings, whether there were funds legally available for the payment of such dividends, and whether dividends were declared.

The Company had the option to redeem all or any number of the preferred units at any time upon written notice and payment to the unitholder of $1.00 plus all accrued but unpaid dividends for each unit being redeemed. The unitholder had the option to convert all or any number of preferred units to common units at the conversion rate of 9.5 preferred units for 1.0 common unit. Preferred units were designed to automatically convert to 1,998,275 common units upon the closing of any initial public offering in which the gross proceeds of the offering exceed $50,000 provided that the unitholder elected to retain such units. The Company analyzed the conversion feature under the applicable FASB guidance for accounting for derivatives and concluded that the conversion feature did not require separate accounting under such FASB guidance.

Because the unitholder was also the majority member and principal owner of the Company at December 31, 2011, he had the ability to redeem the preferred units at his option, thus giving the units characteristics of a liability rather than equity. Accordingly, the Company’s preferred units were classified as a liability in the Company’s consolidated balance sheets at December 31, 2011. At December 31, 2011, the unitholder had committed to not exercise his redemption rights through January 1, 2013.

In February 2012, the redemption feature on the preferred units was removed by an amendment to the preferred unit agreement. As a result, the preferred units were reclassified at fair value ($18,984) from a liability to equity in the consolidated balance sheets at December 31, 2012.

In May 2012, the unitholder sold 6,000,000 preferred units to two separate unrelated parties for $1.00 per unit.

On January 1, 2013, in connection with the reorganization of the Company (Note 19), preferred units in the former limited liability company were exchanged for 18,983,602 shares of preferred stock. Immediately prior to the IPO of the Company (Note 19), shares of preferred stock were automatically converted into shares of common stock at a 9.5 to 1.0 basis (1,998,275 shares). Following the conversion, there are no issued or outstanding shares of preferred stock in the Company.